Variable Interest Entities ("VIE") - Summary of Condensed Balance Sheet VIEs (Detail) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Cash	$ 454,776	$ 87,853
Long-term notes payable, current portion	2,810,000	1,150,000	$ 0
LGM ENTERPRISES, LLC [Member]
Variable Interest Entity [Line Items]
Property and equipment, net	267,628,000	252,693,000	167,281,000
Long-term notes payable, current portion	84,839,000	23,581,000	20,424,000
Long-term notes payable, non-current portion	222,861,000	222,320,000	102,336,000
LGM ENTERPRISES, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash	814,000	1,041,000	454,000
Property and equipment, net	73,338,000	63,913,000	58,431,000
Long-term notes payable, current portion	3,227,000	5,841,000	2,834,000
Long-term notes payable, non-current portion	$ 38,891,000	$ 40,562,000	$ 40,084,000